Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
17.
Cash and Cash Equivalents

	December 31,	June 30,
	2022	2023
	RMB’000	RMB’000
Cash at bank
- USD deposits	353,379	149,550
- RMB deposits	63,856	44,197
- Australian Dollar deposits	5,113	9,564
Cash equivalents (Note 3)	127,926	386,378
	550,274	589,689

Cash at banks located in the PRC earns interest at floating rates based on daily bank deposit rates, while deposits in banks outside the PRC earned interest income of nil and RMB 0.6 million (USD 0.1 million) for the six months ended June 30, 2022 and 2023, respectively.

Cash at banks denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of the PRC are subject to the rules and regulations of foreign exchange control promulgated by the PRC government. As of June 30, 2023, USD 8.7 million of deposits and AU$ 2.0 million of deposits were held in the banks outside the PRC.

Cash equivalents are denominated in USD and are comprised of short-term, highly liquid investments with original maturities of 90 days or less, such as money market funds, that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.